RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		3 Months Ended
	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 03, 2020
Sponsor, Rodgers Capital LLC | Mr. Hernandez [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					460,000
Sponsor, Rodgers Capital LLC | Mr. McCranie [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					450,000
Sponsor, Rodgers Capital LLC | Mr. Gomo [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					295,000
Sponsor, Rodgers Capital LLC | Mr. Malchow [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					262,500
Sponsor, Rodgers Capital LLC | Ms. Hung [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					262,500
Sponsor, Rodgers Capital LLC | Mr. Rodgers [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned					4,020,000
Founder Shares | Sponsor, Rodgers Capital LLC | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued	5,750,000
Aggregate purchase price	$ 25,000
Shares subject to forfeiture	750,000
Shares no longer subject to forfeiture				750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 14.00	$ 14.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	150 days